Expense Example, No Redemption - Retail Class - Transamerica Asset Allocation - Growth Portfolio	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	680	954	1,249	2,085	216	667	1,144	2,462	101	335	587	1,309	161	499	860	1,878